Borrowings - Schedule of debt (Details) ¥ in Thousands	3 Months Ended
Mar. 31, 2024 CNY (¥)
Schedule of debt
Credit facilities of revenues	¥ 420,000
Credit facilities | Third party banks
Schedule of debt
Maximum borrowing capacity	¥ 510,000